FINANCIAL EXPENSES - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL EXPENSES
Interest on long-term debt	$ 298.2	$ 287.8	$ 274.7
Amortization of financing fees and long-term debt discount	7.9	6.8	6.9
Interest on leases liabilities	10.3	11.0	12.5
Interest on net defined benefit liability	6.8	6.2	5.8
(Gain) loss on foreign currency translation on short-term monetary items	(2.2)	2.3	(2.0)
Interest from the parent corporation	(35.8)	(14.8)
Other	(2.3)	(7.8)	(3.6)
Total financial expenses	$ 282.9	$ 291.5	$ 294.3